Condensed Statements of Cash flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to Noah shareholders	$ 22,826,454	$ 23,969,950	$ 11,530,369
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	3,998,548	2,156,710	2,220,167
Gain on change in fair value of derivative liabilities			(354,000)	796,500
Changes in operating assets and liabilities:
Amount due from related party	(2,740,357)	(667,489)	(1,017,434)
Other current assets	(1,090,320)	42,358	(1,692,942)
Deferred tax assets	(476,354)	(1,657,344)	(1,486,148)
Uncertain tax position liabilities	(156,289)	168,926	98,577
Other current liabilities	7,045,670	652,625	2,689,400
Other non-current liabilities	227,196	896,987	957,775
Net cash provided by (used in) operating activities	29,953,666	21,286,623	21,431,109
Cash flows from investing activities:
Investment in subsidiaries and VIE	(2,978,360)	(1,554,229)	(885,119)
Net cash used in investing activities	(34,565,150)	(20,818,246)	(6,149,500)
Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering (Issuance costs of) refunds from the			115,920,000
initial public offering		31,022	(10,777,495)
Proceeds from issuance of ordinary shares upon exercise of stock options	407,569	649,672
Share repurchase	(8,520,763)
Net cash provided by (used in) financing activities	(13,791,999)	680,694	105,142,505
Net increase (decrease) in cash and cash equivalents	(17,298,184)	3,589,642	121,153,923
Cash and cash equivalents- beginning of year	136,859,336	133,269,694	12,115,771
Cash and cash equivalents- end of year	119,561,152	136,859,336	133,269,694	12,115,771
Parent Company
Cash flows from operating activities:
Net income attributable to Noah shareholders	22,826,454	23,969,950	11,530,369
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	487,435	2,156,710	2,220,167
Gain on change in fair value of derivative liabilities			(354,000)
Gain from equity in subsidiaries and VIE	(23,539,869)	(22,373,127)	(13,594,538)
Changes in operating assets and liabilities:
Amount due from related party	405,905	(18,788)	229,641
Other current assets	(223,065)	1,039,117	(1,236,480)
Deferred tax assets	52,879	(467,096)
Uncertain tax position liabilities	169,389	168,926	98,579
Other current liabilities	(419,372)	(144,901)	903,575
Other non-current liabilities	(173,576)	401,905	957,775
Net cash provided by (used in) operating activities	(413,820)	4,732,696	755,088
Cash flows from investing activities:
Increase in amount due from subsidiaries and VIEs	(17,000,000)	(23,000,000)
Investment in subsidiaries and VIE		(3,855,366)
Net cash used in investing activities	(17,000,000)	(26,855,366)
Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering (Issuance costs of) refunds from the			115,920,000
initial public offering		31,022	(10,777,494)
Dividends paid	(7,856,908)		(108,348)
Proceeds from issuance of ordinary shares upon exercise of stock options	407,569	649,673
Share repurchase	(8,520,763)
Net cash provided by (used in) financing activities	(15,970,102)	680,695	105,034,158
Net increase (decrease) in cash and cash equivalents	(33,383,922)	(21,441,975)	105,789,246
Cash and cash equivalents- beginning of year	84,371,832	105,813,807	24,561
Cash and cash equivalents- end of year	$ 50,987,910	$ 84,371,832	$ 105,813,807